CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net loss for the year	€ (68,013)	€ (16,279)	€ (16,093)
Currency translation differences	(1,134)	1,109	(160)
Income tax impact
Items that may be reclassified subsequently to profit or loss	(1,134)	1,109	(160)
Total other comprehensive income/(loss) recognized in the year	(1,134)	1,109	(160)
Total comprehensive loss recognized in the year	(69,147)	(15,170)	(16,253)
Attributable to:
Equity holders of the Parent	(69,201)	(15,262)	(16,350)
Non-controlling interests	€ 54	€ 92	€ 97